Leases (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 30, 2024 USD ($)
Leases [Abstract]
Operating lease expense	$ 20,360		$ 3,049
Termination lease liability				$ 116,454
Derecognized, net right-of-use asset				$ 100,363
Payments for rent	$ 10,774	¥ 77,526